UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 9, 2010

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		$94,138,567

List of Other Included Managers:

NONE

                              TITLE                  VALUE      SHARES/     SHRS/       INVS
NAME OF ISSUER               OF CLASS    CUSIP    (x$1000)          PRN      PRN        DSCR
----------------------------------------------------------------------------------------------------
3M Company                     COM     88579Y101        832         9600    SHRS        SOLE
Abbott Laboratories            COM     002824100       1403        26850    SHRS        SOLE
Accenture                      COM     G1150G111        926        21800    SHRS        SOLE
Aflac Inc                      COM     001055102        641        12400    SHRS        SOLE
Allergan Inc.                  COM     018490102       1909        28700    SHRS        SOLE
American Movil SA              ADR     02364W105        733        13750    SHRS        SOLE
American Tower Corp            COM     029912201       2609        50900    SHRS        SOLE
Apache Corp                    COM     037411105       1090        11150    SHRS        SOLE
Apple Corp.                    COM     037833100        575         2025    SHRS        SOLE
Banco Santander SA             ADR     05964H105       1885       148900    SHRS        SOLE
Becton Dickinson & Co          COM     075887109        897        12100    SHRS        SOLE
Blackrock Inc.                 COM     09247X101        715         4200    SHRS        SOLE
Canadian Natl Railway          ADR     136375102       1194        18650    SHRS        SOLE
CenturyLink                    COM     156700106       1906        48300    SHRS        SOLE
China Mobile LTD               ADR     16941M109        649        12700    SHRS        SOLE
Chubb Corporation              COM     171232101        747        13100    SHRS        SOLE
Cisco Systems Inc.             COM     17275R102       2236       102100    SHRS        SOLE
Consol Energy Inc              COM     20854P109       1488        40250    SHRS        SOLE
Copano Energy                  COM     217202100        287        10500    SHRS        SOLE
Covance Inc                    COM     222816100       1551        33150    SHRS        SOLE
Cummins Inc.                   COM     231021106       1250        13800    SHRS        SOLE
Diageo PLC ADR                 ADR     386090302       1384        20050    SHRS        SOLE
Discovery Comm. Cl A           COM     25659T107       1067        24500    SHRS        SOLE
Eaton Corporation              COM     278058102       1349        16350    SHRS        SOLE
Ecolab Inc.                    COM     278865100       2821        55600    SHRS        SOLE
EMC Corporation                COM     268648102       3105       152900    SHRS        SOLE
Encana Corporation             ADR     292505104       1090        36050    SHRS        SOLE
Endesa, S.A.                   ADR     29244T101        303         5600    SHRS        SOLE
Express 1 Expidited Solution   COM     815801105         62        33025    SHRS        SOLE
Express Scripts Inc.           COM     302182100       1096        22500    SHRS        SOLE
FedEx Corp                     COM     31428X106        923        10800    SHRS        SOLE
Fiserv Inc. Wisc.              COM     337738108       1539        28600    SHRS        SOLE
Flowserve Corporation          COM     34354P105        815         7450    SHRS        SOLE
Freeport McMoran Copper A      COM     35671D857       1456        17050    SHRS        SOLE
General Electric               COM     369604103        291        17925    SHRS        SOLE
Hewlett-Packard Company        COM     428236103       1731        41150    SHRS        SOLE
Home Depot Inc.                COM     437076102       1293        40800    SHRS        SOLE
Itron, Inc.                    COM     465741106        294         4800    SHRS        SOLE
J. M. Smucker Co.              COM     832696405        962        15900    SHRS        SOLE
Johnson & Johnson              COM     478160104       1444        23300    SHRS        SOLE
Johnson Controls Inc.          COM     478366107       1016        33300    SHRS        SOLE
Lubrizol Corporation           COM     549271104       1770        16700    SHRS        SOLE
Marsh and McLennan Cos.        COM     571748102       1254        52000    SHRS        SOLE
MasterCard                     COM     57636Q104       2223         9925    SHRS        SOLE
Maxim Integrated Products, I   COM     57772K101        887        47900    SHRS        SOLE
McDonalds                      COM     580135101       1477        19820    SHRS        SOLE
Microsoft Corporation          COM     594918104       1531        62500    SHRS        SOLE
Millicom Intl Cellular         ADR     L6388F110        240         2500    SHRS        SOLE
Monsanto                       COM     61166W101       1376        28700    SHRS        SOLE
New York Cmnty Bancorp         COM     649445103       1472        90600    SHRS        SOLE
Nike Inc                       COM     654106103       1827        22800    SHRS        SOLE
Norfolk Southern Corp          COM     655844108       1958        32900    SHRS        SOLE
Novartis A G Spon ADR          ADR     66987V109       1597        27700    SHRS        SOLE
NYSE Group Inc                 COM     629491101       2397        83900    SHRS        SOLE
Occidental Petroleum           COM     674599105        634         8100    SHRS        SOLE
PepsiCo Inc.                   COM     713448108       2226        33500    SHRS        SOLE
Petroleo Brasileiro Adrf       ADR     71654V408        348         9600    SHRS        SOLE
Procter & Gamble               COM     742718109       1625        27100    SHRS        SOLE
Qualcomm Inc                   COM     747525103       1146        25400    SHRS        SOLE
Roche Hldg Ltd Spon Adrf       ADR     771195104        765        22400    SHRS        SOLE
Schlumberger Ltd.              ADR     806857108       1790        29050    SHRS        SOLE
Steel Dynamics, Inc.           COM     858119100        549        38900    SHRS        SOLE
Stericycle Inc.                COM     858912108        792        11400    SHRS        SOLE
Stryker Corp                   COM     863667101        836        16700    SHRS        SOLE
Supreme Industries, Inc.       COM     868607102         24        10812    SHRS        SOLE
Teva Pharmaceuticals           ADR     881624209        498         9450    SHRS        SOLE
Thermo Fisher Scientific       COM     883556102       2030        42400    SHRS        SOLE
Toronto Dominion Bank          ADR     891160509        430         5950    SHRS        SOLE
Total S.A.                     ADR     286269105       1004        19450    SHRS        SOLE
Transocean                     COM     893817106       1273        19800    SHRS        SOLE
United Technologies Corp.      COM     913017109       1289        18100    SHRS        SOLE
Vale SA                        ADR     204412209       1895        60600    SHRS        SOLE
VF Corporation                 COM     918204108       3225        39800    SHRS        SOLE
Waste Management Inc.          COM     94196L109       2187        61200    SHRS        SOLE
